Accumulated Deficit During Development Stage	12 Months Ended
Jun. 30, 2022
Accumulated Deficit During Development Stage [abstract]
ACCUMULATED DEFICIT DURING DEVELOPMENT STAGE

12. ACCUMULATED DEFICIT DURING DEVELOPMENT STAGE

	Years Ended June 30,
	2022	2021	2020

Balance at beginning of year	169,728,414	154,419,061	141,236,838
Impact of initial adoption of IFRS 16	-	-	6,261
Net loss for the year	12,847,061	15,309,353	13,456,800
Reclassify expired options from reserves	(240,310)	-	(280,838)
Reclassify forfeited options from reserves	(450,777)	-	-

Balance at end of year	181,884,388	169,728,414	154,419,061